SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details 3) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance at beginning of period	$ 6,828	$ 1,785	$ 1,785	$ 2,134
Additions to derivative instruments	1,354	167	2,465	243
Reclassification on conversion	(3,223)	(766)	(1,268)	(265)
Gain on change in fair value of derivative liability	(3,001)	(353)	3,846	(327)
Balance at end of period	$ 1,958	$ 833	$ 6,828	$ 1,785